CONTINGENCIES - Beijing Baosheng (Details)										1 Months Ended
	Apr. 06, 2023 USD ($)	Apr. 06, 2023 CNY (¥)	Mar. 07, 2022 USD ($)	Mar. 07, 2022 CNY (¥)	Feb. 08, 2022 USD ($)	Feb. 08, 2022 CNY (¥)	Jul. 30, 2021 USD ($)	Jul. 30, 2021 CNY (¥)	Mar. 17, 2021 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 02, 2023 CNY (¥)	Jul. 30, 2021 CNY (¥)
Securities purchase agreement
CONTINGENCIES
Number of ordinary share in each unit									1,960,784
Number of shares in a unit									1
Number of warrants in a unit									1
Number of shares issuable per warrant									1.5
Aggregate purchase price | $									$ 10,000,000
Beijing Baosheng
CONTINGENCIES
Amount of damages							$ 1,685,321	¥ 10,739,877
Court expenses							11,207	¥ 71,421
Amount withdrawn					$ 1,713,225	¥ 10,917,701
Amount of proceeds received from related parties			$ 1,734,604	¥ 11,053,940
Beijing Baosheng | Equity Ownership Dispute
CONTINGENCIES
Equity interest under litigation										5.00%	5.00%
Beijing Baosheng | Contractual Dispute
CONTINGENCIES
Amount of damages										$ 6,838,404	¥ 47,650,000
Loss contingencies, amount accrued							$ 1,685,321						¥ 10,739,877
Shenzhen Pusi Technology Co., Ltd | Service fee repayment
CONTINGENCIES
Amount of damages	$ 23,292	¥ 160,965
Bank deposits | ¥												¥ 171,478